Securities (Amortized Cost and Fair Value of Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	$ 191,517	$ 180,812
Fair value, securities	190,205	182,929
U.S. Government Agencies Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost		3,998
Fair value, securities		3,966
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	70,757	71,589
Fair value, securities	70,624	73,482
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	119,758	104,223
Fair value, securities	118,595	104,480
Other Available-for-Sale Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	1,002	1,002
Fair value, securities	$ 986	$ 1,001